Contract Assets (Liabilities) (Tables)	6 Months Ended
Jun. 30, 2026
Contract Assets (Liabilities) [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Revenue recognized to date	29,523,955	34,691,666	26,807,562
Less: Progress billings to date	25,147,005	29,224,262	22,582,692
Contract assets	4,376,950	5,467,404	4,224,869
Contract assets – current	4,287,038	5,377,492	4,155,391
Contract assets – non-current	89,912	89,912	69,478

Schedule of Movement in Contract Liabilities

The movement in contract liabilities is as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Balance at beginning of the year/period	—	18,153	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	—	(18,153)	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	18,153	—	—
Balance at end of the year/period	18,153	—	—